Sensitivities (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Schedule of sensitivity analysis for actuarial assumptions
Derivative financial instruments were used to manage foreign currency risk as follows:

	2020					2019
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	18	—	55	—	73	97	2	153	—	252
Financial investments	813	—	1,185	—	1,998	965	—	1,016	—	1,981
Borrowings	(12,407)	(4,150)	(13,217)	(1,020)	(30,794)	(10,591)	(4,787)	(12,126)	(1,226)	(28,730)
Pre-derivative position	(11,576)	(4,150)	(11,977)	(1,020)	(28,723)	(9,529)	(4,785)	(10,957)	(1,226)	(26,497)
Derivative effect	(1,169)	4,341	(4,214)	1,175	133	(1,055)	4,803	(5,245)	1,465	(32)
Net debt position	(12,745)	191	(16,191)	155	(28,590)	(10,584)	18	(16,202)	239	(26,529)
The currency exposure on other financial instruments is as follows:

	2020					2019
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	306	—	1,403	—	1,709	398	—	1,635	—	2,033
Trade and other payables	(1,177)	—	(2,002)	—	(3,179)	(1,221)	—	(2,085)	—	(3,306)
Other non-current liabilities	(85)	—	(277)	—	(362)	(93)	—	(247)	—	(340)

	2020		2019
	Income statement £m	Other equity reserves £m	Income statement £m	Other equity reserves £m
Financial risk (post-tax):
UK RPI change of 0.5%¹	27	—	27	—
UK interest rates change of 0.5%	14	47	16	13
US interest rates change of 0.5%	5	27	11	44
US dollar exchange rate change of 10%²	49	216	53	246

1.	Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).

2.
The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,319 million (2019: £1,119 million) in the opposite direction if the dollar exchange rate changed by 10%.

Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2020		2019
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Commodity price risk (post-tax):
10% increase in commodity prices	26	26	26	26
10% decrease in commodity prices	(27)	(27)	(27)	(27)

Assets and liabilities carried at fair value (post-tax):
10% fair value change in derivative financial instruments¹	12	12	(3)	(3)
10% fair value change in commodity contract derivative liabilities	9	9	—	—

1.	The effect of a 10% change in fair value assumes no hedge accounting.
The table below sets out the sensitivity analysis for certain areas of estimation uncertainty set out in note 1E. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year. Note that the sensitivity analysis for the useful economic lives of our gas network assets is included in note 13.

	2020		2019
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Pensions and other post-retirement benefit liabilities (pre-tax)¹:
UK discount rate change of 0.5%²	6	877	6	1,064
US discount rate change of 0.5%²	10	514	16	688
UK RPI rate change of 0.5%³	4	670	4	908
UK long-term rate of increase in salaries change of 0.5%	1	39	1	56
US long-term rate of increase in salaries change of 0.5%	2	47	2	46
UK change of one year to life expectancy at age 65[4]	1	545	1	610
US change of one year to life expectancy at age 65	4	456	4	406
Assumed US healthcare cost trend rates change of 1%	31	507	32	503

Pension assets:
Change in value of unquoted equities by 10%	—	381	—	415
Change in value of unquoted properties by 10%	—	89	—	107
Change in value of unquoted diversified alternatives by 10%	—	152	—	142

Environmental provision:
10% change in estimated future cash flows	210	210	165	165

1.	The changes shown are a change in the annual pension or other post-retirement benefit service charge and change in the defined benefit obligations.

2.
A change in the discount rate is likely to occur as a result of changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans. In the UK, there would also be a £205 million net assets offset from the buy-in policies purchased in the year, where the accounting value of the buy-in asset is set equal to the associated liabilities.

3.
The projected impact resulting from a change in RPI reflects the underlying effect on pensions in payment, pensions in deferment and resultant increases in salary assumptions. The buy-in policies purchased during the year would have a £152 million net assets offset to the above.

4.	In the UK, the buy-in policies purchased during the year, and the longevity swap entered into previously, would have a £223 million net assets offset to the above.